UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7803

Name of Registrant:	VANGUARD TREASURY FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004
Vanguard Treasury Money Market Fund	Yield•	Maturity Date	Face Amount (000)	Market Value (000)

U.S GOVERNMENT SECURITIES (99.6%)
U.S. Treasury Bill	1.860%	12/9/2004	$5,586	$5,583
U.S. Treasury Bill	1.912%-1.919%	12/16/2004	555,696	555,253
U.S. Treasury Bill	1.901%	12/23/2004	255,000	254,706
U.S. Treasury Bill	1.687%-1.722%	12/30/2004	309,292	308,865
U.S. Treasury Bill	1.705%-1.712%	1/6/2005	325,000	324,446
U.S. Treasury Bill	1.753%	1/20/2005	330,000	329,200
U.S. Treasury Bill	1.935%-1.951%	2/3/2005	569,000	567,045
U.S. Treasury Bill	1.975%-2.071%	2/10/2005	777,885	774,783
U.S. Treasury Bill	2.143%-2.160%	2/17/2005	475,000	472,802
U.S. Treasury Bill	2.169%-2.182%	2/24/2005	466,000	463,622
U.S. Treasury Bill	1.915%	3/3/2005	225,000	223,908
U.S. Treasury Bill	1.915%	3/10/2005	330,000	328,276

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,608,489)				4,608,489

OTHER ASSETS AND LIABILITIES-NET (0.4%)				17,699

NET ASSETS (100%)				$4,626,188

• Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD TREASURY FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.